GOODWILL (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of GOODWILL [Abstract]
Impairment loss recognised in profit or loss, goodwill	¥ 0	¥ 3,735,000